Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

Cayman Islands

GS Holdings and Glory Star are incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, GS Holdings and Glory Star are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazette on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.

PRC

WFOE, Horgos, Glory Star Beijing, Beijing Leshare, Horgos Glory Prosperity, Shenzhen Leshare, Horgos Glary Wisdom, Beijing Glory Wisdom, Horgos Technology and Xing Cui Can were incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. For the years ended December 31, 2019, 2020 and 2021, Beijing Glary Wisdom was recognized as small low-profit enterprise and received a preferential income tax rate of 10%. Beijing Leshare was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. Horgos, Horgos Glory Prosperity, Horgos Glary Wisdom were eligible to be exempted from income tax from 2017 to 2020, and enjoy a preferential income tax rate of 15% that are expected to last from 2021 to 2025. Horgos Technology is eligible to be exempted from income tax from 2020 to 2024, and expected to enjoy a preferential income tax rate of 15% from 2025 to 2029, as they are all incorporated in the Horgos Economic District, Xinjiang province.

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Years Ended December 31
	2019	2020	2021
		(Restated)

Net income before provision for income taxes	$26,594	$50,632	$36,328
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	6,649	12,658	9,082

Expenses not deductible for tax purpose	350	297	96
Changes in valuation allowance	-	6	-
Effect of warrant liability revaluation	-	(4,928)	(203)
Effect of preferential tax rates granted to the PRC entities (a)	(6,808)	(6,360)	(7,999)
Income tax expense	$191	$1,673	$976
Effective income tax rate	0.72%	3.30%	2.69%

(a)	The Company’s subsidiary Horgos, Horgos Glory Prosperity, Horgos Glary Wisdom were eligible to be exempted from income tax from 2017 to 2020, and enjoy a preferential income tax rate of 15% that are expected to last from 2021 to 2025. Horgos Technology is eligible to be exempted from income tax from 2020 to 2024. Beijing Leshare was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. For the years ended December 31, 2019, 2020 and 2021, the tax saving as the result of the favorable tax rate amounted to $6,808, $6,360 and $7,999, respectively, and per share effect of the favorable tax rate were $0.17, $0.12 and $0.12.

The current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by the PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of December 31, 2020, and December 31, 2021, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

The tax effect of temporary difference under ASC 740 “Accounting for Income Taxes” that give rise to deferred tax asset as of December 31, 2020 and December 31, 2021 was as follows:

	December 31, 2020	December 31, 2021

Deferred tax assets:
Allowance for doubtful accounts	$133	$56
Net operating loss carry forwards	627	-
Total deferred tax assets, net	$760	$56

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there was any uncertain tax position as of December 31, 2020 and December 31, 2021.